As filed on September 20, 2002                       1933 Act File No. 002-55079
                                                     1940 Act File No. 811-2606



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
         Post-Effective Amendment No.  46                                     X
                                      ---                                    ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
         Amendment No.    33                                                  X
                         ---                                                 ---

                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
    Clifford J. Alexander, Esq.                   Ronald M. Feiman, Esq.
    Kirkpatrick & Lockhart LLP                    Mayer, Brown & Platt
  1800 Massachusetts Avenue, N.W.                    1675 Broadway
           Second Floor                       New York, New York  10019-5820
    Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box) ___ immediately upon filing pursuant to paragraph (b)
 X  on September 30, 2002, pursuant to paragraph (b)
---
___ 60 days after filing pursuant to paragraph (a)(1)
___ on ___________, pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------
INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--INVESTOR CLASS, CLASS A, B, AND C
INVESCO TAX-FREE MONEY FUND--INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND--INVESTOR CLASS

THREE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES OF CASH RESERVES FUND ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.......................................3
Fund Performance............................................................. 4
Fees And Expenses.............................................................6
Investment Risks..............................................................8
Principal Risks Associated With The Funds.....................................8
Temporary Defensive Positions................................................10
Fund Management..............................................................10
Portfolio Managers...........................................................11
Potential Rewards............................................................11
Share Price..................................................................11
How To Buy Shares............................................................12
Your Account Services........................................................17
How To Sell Shares...........................................................18
Dividends And Taxes..........................................................21
Financial Highlights.........................................................22


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO (R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, and, with respect to Cash Reserves Fund, Class A, B, and C shares. Class A, B, and C shares are sold primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of Cash Reserves Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is ninety days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o  maintaining high credit quality of the Funds' investments;
o  maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, any of these Funds may be a valuable element of your investment portfolio.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO CASH RESERVES FUND - INVESTOR CLASS, CLASS A, B, AND C

Cash Reserves Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks, and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations, and other securities that are restricted as to disposition under federal securities laws.

[KEY ICON] INVESCO TAX-FREE MONEY FUND - INVESTOR CLASS

Tax-Free Money Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the Federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper, and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds or sales of portfolio securities; (b) pending settlement of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON] INVESCO U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS

U.S. Government Money Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations all of which are collateralized by such obligations. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, and may or may not be guaranteed by the U.S. government (GNMA, FNMA, FHLMC).

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, and, with respect to Cash Reserves Fund, Class A, B, and C shares. Investor Class and Class A, B, and C returns are similar because all classes of shares invest in the same portfolio of securities. The returns of the classes differ, however, to the extent of differing levels of expenses. In this regard, the returns in the bar charts reflect only the total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. With respect to Cash Reserves Fund, the returns in the bar chart do not reflect the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the average annual total returns of Investor Class for various periods ended December 31, 2001.

To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The information in the charts and table illustrates the variability of each Fund's total return. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                      CASH RESERVES FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
3.16%   2.36%   3.70%   5.26%   4.70%   4.81%   4.74%   4.38%   5.63%   3.22%
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/00        1.45%
Worst Calendar Qtr.     12/01        0.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TAX-FREE MONEY FUND - INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1),(3)
================================================================================
                                [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
2.43%   1.88%   2.23%   3.28%   2.86%   3.03%   2.87%   2.58%   3.36%   2.08%
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/00        0.90%
Worst Calendar Qtr.     12/01        0.29%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1),(3)
================================================================================
                                [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
2.97%   2.36%   3.61%   5.16%   4.59%   4.70%   4.66%   4.28%   5.53%   3.10%
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/00        1.43%
Worst Calendar Qtr.     12/01        0.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                 10 YEARS
                                         1 YEAR    5 YEARS   OR SINCE INCEPTION

Investor Class
   Cash Reserves Fund(1),(3)              3.22%     4.55%         4.19%
   Tax-Free Money Fund(1),(3)             2.08%     2.78%         2.66%
   U.S. Government Money Fund(1),(3)      3.10%     4.45%         4.09%

Class A
   Cash Reserves Fund(1),(4)              1.84%      N/A          2.59%(5)

Class B (including CDSC)
   Cash Reserves Fund(1),(6)             (2.84%)     N/A         (0.07%)(5)

Class C (including CDSC)
   Cash Reserves Fund(1),(7)              1.14%      N/A          3.46%(8)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.

(2) The year-by-year returns are for Investor Class only and, with respect to Cash Reserves Fund, do not include the effect of Class B's or Class C's CDSC or other expenses specific to the other classes. If the effect of the other classes' total expenses, including CDSC for Class B and Class C were reflected, returns would be lower than those shown.

(3) Returns for Investor Class shares of Cash Reserves, Tax-Free Money, and U.S. Government Money Funds year-to-date as of the calendar quarter ended June 30, 2002 were 0.49%, 0.33%, and 0.46%, respectively.

(4) Return for Class A shares of Cash Reserves Fund year-to-date as of the calendar quarter ended June 30, 2002 was 0.31%.

(5) Since inception of Class A and Class B shares on August 25, 2000.

(6) Return for Class B shares (including CDSC) of Cash Reserves Fund year-to-date as of the calendar quarter ended June 30, 2002 was (4.80%).

(7) Return for Class C shares (including CDSC) of Cash Reserves Fund year-to-date as of the calendar quarter ended June 30, 2002 was (0.70%).

(8) Since inception of Class C shares on February 15, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, and, with respect to Cash Reserves Fund, Class A, Class B, or Class C shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                             Investor Class    Class A       Class B         Class C
Maximum Front-End Sales Charge on purchases as a
  percentage of offering price                               None              None          None            None
Maximum Contingent Deferred Sales Charge (CDSC)
  as a percentage of the total original cost of the shares   None              None(1)       5.00%(1)        1.00%(1)
Maximum Sales Charge on reinvested dividends/distributions   None              None          None            None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

CASH RESERVES FUND                                           Investor Class    Class A       Class B         Class C
Management Fees                                              0.38%             0.38%         0.38%           0.38%
Distribution and Service (12b-1) Fees(2)                     None              0.35%         1.00%           1.00%
Other Expenses(3),(4)                                        0.44%             0.39%(5)      0.27%(6)        0.39%(7)
                                                             -----             -----         -----           -----
Total Annual Fund Operating Expenses(3),(4)                  0.82%             1.12%(5)      1.65%(6)        1.77%(7)
                                                             =====             =====         =====           =====

TAX-FREE MONEY FUND                                          Investor Class
Management Fees                                              0.50%
Distribution and Service (12b-1) Fees                        None
Other Expenses(3),(4)                                        0.64%(8)
                                                             -----
Total Annual Fund Operating Expenses(3),(4)                  1.14%(8)
                                                             =====

U.S. GOVERNMENT MONEY FUND                                   Investor Class
Management Fees                                              0.50%
Distribution and Service (12b-1) Fees                        None
Other Expenses(3),(4)                                        0.54%(8)
                                                             -----
Total Annual Fund Operating Expenses(3),(4)                  1.04%(8)
                                                             =====

(1) A 1% CDSC may be charged on each of Class A and Class C shares and a 5% CDSC may be charged on Class B shares. Please see the section entitled "How To Buy Shares" and "How To Sell Shares."

(2) Because Class A, Class B, and Class C shares of Cash Reserves Fund each pay a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(4) Effective June 1, 2002, INVESCO is entitled to reimbursement from a class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between the Fund and INVESCO if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after the year INVESCO incurred the expense. This commitment may be changed at any time following consultation with the Board of Directors.

(5) Certain expenses of Cash Reserves Fund - Class A were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Cash Reserves Fund - Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.33% and 1.06%, respectively, of the Fund's average net assets attributable to Class A shares.

(6) Certain expenses of Cash Reserves Fund - Class B were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Cash Reserves Fund - Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.14% and 1.52%, respectively, of the Fund's average net assets attributable to Class B shares.

(7) Certain expenses of Cash Reserves Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Cash Reserves Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.06% and 1.44%, respectively, of the Fund's average net assets attributable to Class C shares.

(8) Certain expenses of Tax-Free Money Fund - Investor Class and U.S. Government Money Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Tax-Free Money Fund - Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.35% and 0.85%, respectively, of the Fund's average net assets attributable to Investor Class shares; and U.S. Government Money Fund - Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.35% and 0.85%, respectively, of the Fund's average net assets attributable to Investor Class shares.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, and, with respect to Cash Reserves Fund Class A, Class B, and Class C shares of the Funds, to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, or Class C shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, and Class C shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, and Class C shares may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS    5 YEARS    10 YEARS

CASH RESERVES FUND
  Investor Class                $ 84       $262       $  455     $1,014
  Class A                       $114       $356       $  617     $1,363
  Class B - With Redemption(1)  $668       $820       $1,097     $1,813(2)
  Class B - Without Redemption  $168       $520       $  897     $1,813(2)
  Class C - With Redemption(1)  $280       $557       $  959     $2,084
  Class C - Without Redemption  $180       $557       $  959     $2,084

TAX-FREE MONEY FUND
  Investor Class                $116       $362       $  628     $1,386

U.S. GOVERNMENT MONEY FUND
  Investor Class                $106       $331       $  574     $1,271

(1) Based on CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How to Buy Shares."

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST  RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT  RISK
A Fund may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for a Fund to earn income may be decreased.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY  RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.


OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY   RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

                    ________________________________________

Although each Fund generally invests in money market securities, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

-------------------------------------------------------------------------------------------------
                                                                            APPLIES TO
INVESTMENT                                      RISKS                       THESE FUNDS
-------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES
 These securities are fractional interests      Prepayment and Interest     Cash Reserves
 in pools of credit card receivables,           Rate Risks                  U.S. Government Money
 consumer loans, and other trade receivables,
 which are obligations of a number of
 different parties. The income from the
 underlying pool is passed through to
 investors, such as the Fund.
-------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
 These are securities issued by the FHLMC       Prepayment and Interest     Cash Reserves
 and the FNMA or guaranteed by the GNMA         Rate Risks                  U.S. Government Money
 and backed by mortgages. The Fund
 receives payments out of the interest and
 principal on the underlying mortgages.
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 A contract under which the seller of a         Credit and Counterparty     Cash Reserves
 security agrees to buy it back at an           Risks                       U.S. Government Money
 agreed-upon price and time in the future.                                  Tax-Free Money

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                            APPLIES TO
INVESTMENT                                      RISKS                       THESE FUNDS
-------------------------------------------------------------------------------------------------
RULE 144A SECURITIES AND SECTION 4(2) PAPER
 Securities that are not registered, but        Liquidity Risk              Cash Reserves
 which are bought and sold solely by
 institutional investors.  The Fund
 considers many Rule 144A securities to be
 "liquid," although the market for such
 securities typically is less active than
 the public securities markets.
-------------------------------------------------------------------------------------------------

VARIABLE RATE OR FLOATING RATE INSTRUMENTS
 Securities that are debt instruments with      Interest Rate Risk          Cash Reserves
 a variable interest rate. The interest                                     U.S. Government Money
 rate is readjusted periodically.                                           Tax-Free Money

-------------------------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of Tax-Free Money Fund by investing in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $364 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $22.2 billion for 3,579,561 shareholder accounts of 47 INVESCO mutual funds as of June 30, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

On March 1, 2002, AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, became the sub-advisor to the Funds.

INVESCO, AIM, and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2002:

--------------------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
FUND                            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Cash Reserves Fund                              0.38%
Tax-Free Money Fund                             0.50%
U.S. Government Money Fund                      0.50%


[INVESCO ICON]  PORTFOLIO MANAGERS

The Funds are managed on a day-to-day basis by AIM, which serves as sub-advisor to the Funds. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

     FUND                                  PORTFOLIO MANAGER(S)

     Cash Reserves                         Team Management
     Tax-Free Money                        Team Management
     U.S. Government Money                 Team Management

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Funds are most suitable for investors who: o want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.
o  are seeking federally tax-exempt income (Tax-Free Money Fund only).
o  are seeking state tax-exempt income (U.S. Government Money Fund only).

You probably do not want to invest in the Funds if you are:
o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the

Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share. Because their expenses vary, NAV is calculated separately for each class of Cash Reserves Fund.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you or your financial intermediary. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

Cash Reserves Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please contact the financial intermediary for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest or exchange shares when you make transactions directly through INVESCO. With respect to Class A shares, if you purchase those shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% of the original cost of the shares. With respect to Class B shares, if you purchase shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the original cost of the shares. If you make an initial purchase in Class A or Class B shares of Cash Reserves Fund, you will not be subject to a CDSC. However, if you purchase shares in another INVESCO fund subject to a CDSC by exchanging Class A or Class B shares of Cash Reserves Fund, your CDSC period will begin at the point of the exchange. With respect to Class C shares, if you purchase your shares and redeem those shares prior to the thirteen month CDSC period, a CDSC of 1% of the amount of the total original cost of Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions.

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund-Class A. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                            INVESTMENT MINIMUM       PLEASE REMEMBER
-------------------------------------------------------------------------------------------
BY CHECK                          $1,000 for regular       INVESCO does not accept cash,
Mail to:                          accounts;                credit cards, travelers'
INVESCO Funds Group, Inc.,        $250 for an IRA; $50     cheques, credit card checks,
P.O. Box 173706,                  for each subsequent      instant loan checks, money
Denver, CO 80217-3706.            investment.              orders, or third party checks
You may send your check                                    unless they are from another
by overnight courier to:                                   financial institution related
4350 South Monaco Street,                                  to a retirement plan transfer.
Denver, CO 80237.
-------------------------------------------------------------------------------------------
BY WIRE                           $1,000 for regular
You may send your payment by      accounts;
bank wire (call                   $250 for an IRA; $50 for
1-800-525-8085 for                each subsequent
instructions).                    investment.
-------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH             $1,000 for regular       You must provide your bank
Call 1-800-525-8085 to            accounts;                account information to INVESCO
request your purchase. Upon       $250 for an IRA; $50     for prior to using this option.
your telephone instructions,      each subsequent
INVESCO will move money from      investment.
your designated bank/credit
union checking or savings
account in order to purchase
shares.
-------------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -     $1,000 for regular       You will need a Web browser to
GRANDFATHERED INVESTORS ONLY)     accounts; $250 for an    use this service. Internet
Go to the INVESCO Web site        IRA; $50 for each        purchase transactions are
at invescofunds.com.              subsequent investment.   limited to a maximum of
                                                           $25,000.
---------------------------------------------------------------------------------------
REGULAR INVESTING WITH            $50 per month for        Like all regular investment
EASIVEST OR DIRECT PAYROLL        EasiVest; $50 per pay    plans, neither EasiVest nor
PURCHASE                          period for Direct        Direct Payroll Purchase
You may enroll on your fund       Payroll Purchase. You    ensures a profit or protects
application, or call us for       may start or stop your   against loss in a falling
a separate form and more          regular investment plan  market. Because you'll invest
details. Investing the same       at any time with two     continually, regardless of
amount on a monthly basis         weeks' notice to         varying price levels, consider
allows you to buy more shares     INVESCO.                 your financial ability to keep
when prices are low and fewer                              buying through low price
shares when prices are high.                               levels. And remember that you
This "dollar cost averaging"                               will lose money if you redeem
may help offset market                                     your shares when the market
fluctuations. Over a period                                value of all your shares is
of time, your average cost                                 less than their cost.
per share may be less than
the actual average price per
share.
-------------------------------------------------------------------------------------------

METHOD                            INVESTMENT MINIMUM       PLEASE REMEMBER
-------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE WITH     $50 for subsequent       You must provide your bank
ACH                               investments.             account information to INVESCO
Automated transactions by                                  prior to using this option.
telephone are available for                                Automated transactions are
subsequent purchases and                                   limited to a maximum of
exchanges 24 hours a day.                                  $25,000.
Simply call 1-800-424-8085.
-------------------------------------------------------------------------------------------
BY EXCHANGE (ALL CLASSES)         $1,000 for regular       See "Exchange Policy."
Between the same class of         accounts; $250 for an
any two INVESCO funds. Call       IRA; $50 for each
1-800-525-8085 for                subsequent investment.
prospectuses of other INVESCO
funds. Exchanges may be made
in writing, by telephone or
at our Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of the settlement.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:

o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o   Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from Cash Reserves Fund - Class A into Class A shares of another fund with a front-end sales charge. You will not pay a CDSC when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per twelve-month period, but you may be subject to a front-end sales charge. Please see the prospectus of the fund into which you are exchanging for additional information on this charge.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the exchange, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS (CASH RESERVES FUND ONLY). In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

In addition you should also consider the factors below:


                            Investor
                            Class     Class A  Class B           Class C
                            -----     -------  -------           -------

  Initial Sales Charge      None      None     None              None

  CDSC                      None      None(1)  None(2)           1% for shares
                                                                 held less than
                                                                 13 months

  12b-1 Fee                 None      0.35%    1.00%             1.00%

  Conversion                No        No       Yes(3)              No

  Purchase Order Maximum    None      None     $250,000          $1,000,000

(1) If you purchase Class A shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% at the time of redemption.

(2) If you purchase Class B shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% at the time of redemption.

(3) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CASH RESERVES FUND)
CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A, B, AND C SHARES. Class A and Class B shares purchased by exchanging from another INVESCO fund previously subject to a CDSC, and Class C shares, may be subject to a CDSC upon redemption in the following percentages:

Year since
purchase made            Class A        Class B        Class C

First                    1%             5%             1%(1)
Second                   1%(2)          4%             None
Third                    None           3%             None
Fourth                   None           3%             None
Fifth                    None           2%             None
Sixth                    None           1%             None
Seventh and following    None           None(3)        None

(1) The first year will consist of the first 13 months.

(2) The CDSC period includes the first six months of the second year.

(3) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. The CDSC will be assessed on the amount of the total original cost of the shares.

CDSC EXCEPTIONS

You will not pay a CDSC:
o   if you redeem Class B shares you held for more than six years;
o   if you redeem Class C shares you held for more than thirteen months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o   on increases in the net asset value of your shares;
o   to pay account fees;
o for IRA distributions due to death, disability, or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o   for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES (CASH RESERVES FUND ONLY). We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for Class A, Class B, and Class C shares of Cash Reserves Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING (INVESTOR CLASS ONLY). If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you make an initial purchase in Class A or Class B shares, you will not be subject to a CDSC upon redemption. However, with respect to Class A shares, if you redeem shares which were purchased by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% of the original cost of the shares. In addition, with respect to Class B shares, if you redeem shares which were purchased by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the original cost of the shares. With respect to Class C shares of Cash Reserves Fund, if you redeem shares prior to the thirteen month CDSC period, you may be subject to a CDSC of 1% of the total original cost of the shares. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less,         INVESCO's telephone
Call us toll-free at:        full liquidation of the    redemption privileges may
1-800-525-8085.              account) for a             be modified or terminated
                             redemption check.          in the future at INVESCO's
                                                        discretion. The maximum
                                                        amount which may be
                                                        redeemed by telephone is
                                                        generally $25,000.
-------------------------------------------------------------------------------------
IN WRITING                   Any amount.                The redemption request must
Mail your request to:                                   be signed by all registered
INVESCO Funds Group, Inc.,                              account owners. Payment
P.O. Box 173706                                         will be mailed to your
Denver, CO 80217-3706.                                  address as it appears on
You may also send your                                  INVESCO's records, or to a
request by overnight                                    bank designated by you in
courier to:                                             writing.
4350 South Monaco Street
Denver, CO 80237.
-------------------------------------------------------------------------------------
BY CHECK (INVESTOR CLASS)    $500 per check.            Personalized checks are
                                                        available from INVESCO at
                                                        no charge within 30 days of
                                                        your account opening upon
                                                        request. Checks may be
                                                        payable to any party.
-------------------------------------------------------------------------------------

BY TELEPHONE WITH ACH        $50 (Investor Class).      You must provide your bank
Call 1-800-525-8085 to       $250 (Classes A, B,        account information to
request your redemption.     and C). IRA redemptions    INVESCO prior to using this
                             are not permitted by       option. INVESCO will
                             telephone.                 automatically pay the
                                                        proceeds into your
                                                        designated bank account.
-------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS  $50. IRA redemptions are   You will need a Web browser
- GRANDFATHERED INVESTORS    not permitted via the      to use this service.
ONLY)                        internet.                  Internet transactions are
Go to the INVESCO Web site                              limited to a maximum of
at invescofunds.com.                                    $25,000. INVESCO will
                                                        automatically pay the pro-
                                                        ceeds into your designated
                                                        bank account.

-------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50.                       You must provide your bank
WITH ACH                                                account information to
Automated transactions by                               INVESCO prior to using this
phone are available for                                 option. Automated
redemptions and exchanges 24                            transactions are limited to
hours a day. Simply call                                a maximum of $25,000.
1-800-424-8085.
-------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a      You must have at least
You may call us to request   monthly or quarterly       $10,000 total invested with
the appropriate form and     basis. The redemption      the INVESCO funds with at
more information at          check may be made          least $5,000 of that total
1-800-525-8085.              payable to any party you   invested in the fund from
                             designate.                 which withdrawals will be
                                                        made.
-------------------------------------------------------------------------------------

METHOD                       REDEMPTION MINIMUM         PLEASE REMEMBER
-------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                All registered account
Mail your request to:                                   owners must sign the
INVESCO Funds Group, Inc.,                              request, with signature
P.O. Box 173706                                         guarantees from an eligible
Denver, CO 80217-3706.                                  guarantor financial
                                                        institution, such as a
                                                        commercial bank or a
                                                        recognized national or
                                                        regional securities firm.

[GRAPH ICON]  DIVIDENDS AND TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash. Please note that classes with higher expenses are expected to have lower dividends.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

Substantially all of the dividends that you receive from Tax-Free Money Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 2002, 98.70% of the dividends declared by this Fund were exempt from federal income taxes. Dividends that you receive from Tax-Free Money Fund may be subject to state and local taxes, or to the Federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class, and, with respect to Cash Reserves Fund, Class A, B, and C, shares of the Funds for the past five years (or, if shorter, the period of the Class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                  Year Ended May 31
                                         ------------------------------------------------------------------
                                                2002            2001         2000         1999         1998
CASH RESERVES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $1.00           $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                  0.02            0.05         0.05         0.04         0.05
===========================================================================================================
Net Asset Value--End of Period                 $1.00           $1.00        $1.00        $1.00        $1.00
===========================================================================================================

TOTAL RETURN                                   1.76%           5.34%        4.87%        4.45%        4.82%

RATIOS
Net Assets--End of Period  ($000 Omitted) $1,121,981        $880,489     $912,135     $814,158     $766,670
Ratio of Expenses to Average Net
  Assets(a)(b)                                 0.82%           0.90%        0.91%        0.90%        0.91%
Ratio of Net Investment Income to
  Average Net Assets(b)                        1.76%           5.14%        4.75%        4.36%        4.76%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2001, 2000, 1999, and 1998. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.90%, 0.94%, 0.91%, and 0.93%, respectively, and ratio of net investment income to average net assets would have been 5.14%, 4.72%, 4.35%, and 4.74%, respectively.

                                                   YEAR ENDED      PERIOD ENDED
                                                     MAY 31           MAY 31
                                                --------------------------------
                                                      2002              2001(a)

CASH RESERVES FUND--CLASS A
PER SHARE DATA
Net Asset Value--Beginning of Period                 $1.00             $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                        0.01              0.02
================================================================================
Net Asset Value--End of Period                       $1.00             $1.00
================================================================================

TOTAL RETURN                                         1.32%             2.43%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)             $1,564               $1
Ratio of Expenses to Average Net Assets(c)(d)        1.06%             1.32%(e)
Ratio of Net Investment Income to Average Net        1.40%             5.41%(e)
  Assets(d)

(a)  From August 25, 2000, since inception of Class, to May 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by INVESCO for year ended May 31, 2002 and the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.12% and 1.67% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.34% and 5.06% (annualized), respectively.

(e)  Annualized

                                                   YEAR ENDED      PERIOD ENDED
                                                     MAY 31           MAY 31
                                                --------------------------------
                                                      2002              2001(a)

CASH RESERVES FUND--CLASS B
PER SHARE DATA
Net Asset Value--Beginning of Period                 $1.00             $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM INVESTMENT
  OPERATIONS
Net Investment Income Earned and Distributed to
  Shareholders                                        0.01              0.03
================================================================================
Net Asset Value--End of Period                       $1.00             $1.00
================================================================================

TOTAL RETURN(b)                                       1.07%            2.96%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)             $409               $63
Ratio of Expenses to Average Net Assets(d)(e)        1.52%              1.82%(f)
Ratio of Net Investment Income to Average Net
  Assets(e)                                          0.87%             2.99%(f)

(a)  From August 25, 2000, since inception of Class, to May 31, 2001.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended May 31, 2002 and the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.65% and 1.89% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.74% and 2.92% (annualized), respectively.

(f)  Annualized

                                                                                           PERIOD ENDED
                                                                   YEAR ENDED  MAY 31         MAY 31
                                                               -----------------------------------------
                                                                  2002            2001        2000(a)

CASH RESERVES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                              $1.00          $1.00        $1.00
--------------------------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND DISTRIBUTED TO
  SHAREHOLDERS                                                     0.01           0.04         0.01
========================================================================================================
Net Asset Value--End of Period                                    $1.00          $1.00        $1.00
========================================================================================================

TOTAL RETURN(b)                                                   0.96%          4.43%         1.36%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                        $52,233        $14,774        $4,186
Ratio of Expenses to Average Net Assets(d)(e)                     1.44%          1.64%         1.54%(f)
Ratio of Net Investment Income to Average Net Assets(e)           1.03%          4.07%         4.73%(f)

(a)  From February 15, 2000, since inception of Class, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended May 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.77% and ratio of net investment income to average net assets would have been 0.70%.

(f)  Annualized

                                                   YEAR ENDED MAY 31
                                     -------------------------------------------
                                        2002     2001     2000     1999     1998

TAX-FREE MONEY FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $1.00    $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND  DISTRIBUTED TO SHAREHOLDERS      0.01     0.03     0.03     0.03     0.03
================================================================================
Net Asset Value--End of Period         $1.00    $1.00    $1.00    $1.00    $1.00
================================================================================

TOTAL RETURN                           1.22%    3.22%    2.86%    2.63%    3.03%

RATIOS
Net Assets--End of Period
   ($000 Omitted)                    $32,138  $36,055  $40,396  $50,697  $54,801
Ratio of Expenses to Average
  Net Assets(a)(b)                     0.85%    0.86%    0.87%    0.77%    0.76%
Ratio of Net Investment Income
  to Average Net Assets(b)             1.21%    3.16%    2.82%    2.61%    3.01%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.14%, 1.17%, 1.11%, 1.02% and 1.06%, respectively, and ratio of net investment income to average net assets would have been 0.92%, 2.85%, 2.58%, 2.36% and 2.71%, respectively.

                                                   YEAR ENDED MAY 31
                                   ---------------------------------------------
                                        2002     2001     2000     1999     1998

U.S. GOVERNMENT MONEY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $1.00    $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS       0.02     0.05     0.05     0.04     0.05
================================================================================
Net Asset Value--End of Period         $1.00    $1.00    $1.00    $1.00    $1.00
================================================================================

TOTAL RETURN                           1.67%    5.24%    4.74%    4.36%    4.74%

RATIOS
Net Assets--End of Period
   ($000 Omitted)                    $75,720  $75,380  $86,060  $91,509  $73,918
Ratio of Expenses to Average
  Net Assets(a)(b)                     0.85%    0.86%    0.86%    0.86%    0.87%
Ratio of Net Investment Income
  to Average Net Assets(b)             1.65%    5.10%    4.63%    4.28%    4.72%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.04%, 1.18%, 1.16%, 1.08% and 1.12%, respectively, and ratio of net investment income to average net assets would have been 1.46%, 4.78%, 4.33%, 4.06% and 4.47%, respectively.

SEPTEMBER 30, 2002

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--INVESTOR CLASS, CLASS A, B, AND C
INVESCO TAX-FREE MONEY FUND--INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND--INVESTOR CLASS

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2002, is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-2606 and 002-55079.








811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO MONEY MARKET FUNDS, INC.

        INVESCO Cash Reserves Fund - Investor Class and Class A, B, and C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class


     Address:                                   Mailing Address:

     4350 South Monaco Street,                  P.O. Box 173706,
     Denver, CO 80237                           Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085


                               September 30, 2002

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds and the Class A, B, and C shares of INVESCO Cash Reserves Fund dated September 30, 2002 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus of the Funds is also available through the INVESCO web site at invescofunds.com.

TABLE OF CONTENTS

The Company...................................................................31

Investments, Policies, and Risks..............................................31

Investment Restrictions.......................................................39

Management of the Funds.......................................................41

Other Service Providers.......................................................63

Brokerage Allocation and Other Practices......................................63

Capital Stock ................................................................64

Tax Consequences of Owning Shares of a Fund...................................65

Performance...................................................................66

Code of Ethics................................................................69

Financial Statements..........................................................69

Appendix A....................................................................70

THE COMPANY

INVESCO Money Market Funds, Inc. (the "Company") was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15, 1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - Investor Class and Class A, B, and C; INVESCO Tax-Free Money Fund - Investor Class; and INVESCO U.S. Government Money Fund - Investor Class (each a "Fund" and, collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, or AIM Capital Management Inc. ("AIM"), the Funds' sub-advisor, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for additional descriptions of the Funds' investments, as well as discussions of the degrees of risk involved in such investments.

ASSET-BACKED SECURITIES -- Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as "pass-through" securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities' weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940 (the "1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation
interests,   and  therefore  are  not   responsible  for  satisfying  such  debt
obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. Tax-Free Money Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligation unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by the Fund must be rated by at least two NRSROs
- generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements ("REPOs") and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which a Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by a Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker, or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Funds will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of a Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A for a discussion of repurchase agreements and the risks involved with such transactions.

SECTION 4(2) AND RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the board.

The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, Tax-Free Money Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

VARIABLE OR FLOATING RATE INSTRUMENTS -- The Funds may invest in Eligible Securities, as defined in Rule 2a-7 under the 1940 Act which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

------------------------------------------------------------------------------------------------------
INVESTMENT                          CASH RESERVES         TAX-FREE MONEY        U.S. GOVERNMENT MONEY
------------------------------------------------------------------------------------------------------
DEBT SECURITIES                     At least 95% in the
      Corporate Debt                highest short-term
                                    rating category
------------------------------------------------------------------------------------------------------
      U.S. Government               No Limit              Up to 20%, including  No Limit
      Obligations                                         private activity
                                                          bonds and other
                                                          taxable instruments
------------------------------------------------------------------------------------------------------
      Municipal Obligations                               At least 80%
------------------------------------------------------------------------------------------------------
      Private Activity Bonds and                          Up to 20%, including
      taxable securities                                  U.S. government
                                                          obligations
------------------------------------------------------------------------------------------------------
TEMPORARY TAXABLE                                         Up to 100% for
                                                          defensive purposes
------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as investment advisor to:

     INVESCO Bond Funds, Inc.
     INVESCO Combination Stock & Bond Funds, Inc.
     INVESCO Counselor Series Funds, Inc.
     INVESCO International Funds, Inc.
     INVESCO Manager Series Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc.
     INVESCO Stock Funds, Inc.
     INVESCO Treasurer's Series Funds, Inc.
     INVESCO Variable Investment Funds, Inc.


As of June 30, 2002, INVESCO managed 47 mutual funds having combined assets of over $22.2 billion, on behalf of 3,579,561 shareholder accounts.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $364 billion in assets under management as of June 30, 2002.


AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI, maintains an institutional retirement Trust containing 34 collective trust funds designed specially for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.) Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                 Advisory       Total Expense      Total Expense
                               Fee Dollars     Reimbursements       Limitations
                               -----------     --------------       -----------

Investor Class
Cash Reserves Fund
Year Ended May 31, 2002         $3,950,226        $        0           0.90%
Year Ended May 31, 2001          3,379,307            14,246           0.90%
Year Ended May 31, 2000          3,202,302           301,539           0.90%

Tax-Free Money Fund
Year Ended May 31, 2002         $  172,257        $  102,636           0.85%
Year Ended May 31, 2001            185,192           115,856           0.85%
Year Ended May 31, 2000            207,298            98,939           0.85%

U.S. Government Money Fund
Year Ended May 31, 2002         $  468,392        $  169,560           0.85%
Year Ended May 31, 2001            388,163           251,875           0.85%
Year Ended May 31, 2000            432,748           256,535           0.85%

Class A
-------
Cash Reserves Fund
Year Ended May 31, 2002         $    1,299        $      214           1.25%
Period Ended May 31, 2001(1)           112                99           1.25%

Class B
-------
Cash Reserves Fund
Year Ended May 31, 2002         $    1,453        $      476           1.90%
Period Ended May 31, 2001(1)            65                13           1.90%

Class C
-------
Cash Reserves Fund
Year Ended May 31, 2002         $  145,814        $  134,219           1.90%
Year Ended May 31, 2001             55,233               N/A           1.90%
Period Ended May 31, 2000(2)         4,442               N/A           1.90%

(1) For the period August 25, 2000, commencement of the sale of Class A and Class B shares, through May 31, 2001.

(2) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

THE SUB-ADVISORY AGREEMENT

AIM Capital Management, Inc. ("AIM") serves as sub-advisor to the Funds pursuant to a sub-advisory agreement dated March 1, 2002 (the "Sub-Advisory Agreement") with INVESCO.

The Sub-Advisory Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolio of each Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Advisory Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of each Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds. The fees are calculated at the annual rate of 40% of the investment advisory fee retained by INVESCO after each Fund's expenses have been paid by INVESCO under the terms of the Investment Advisory Agreement or Fund Prospectus.

BOARD APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

In approving the Advisory Agreement and Sub-Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreements and the overall fairness of the Agreements. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, (1) the overall performance results of the Funds in comparison to relevant indices, and (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization and the experience of the Sub-Advisor in managing money market funds. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreements, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits of INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that approval of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the Independent Directors working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.


The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Amended and Restated Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $29.50 ($27.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO).

                                                   Administrative   Transfer
                                  Advisory         Services          Agency
                                  --------         --------          ------
Investor Class
Cash Reserves Fund
Year Ended May 31, 2002        $  3,950,226        $  482,534       $ 3,231,115
Year Ended May 31, 2001           3,379,307           398,626         3,262,599
Year Ended May 31, 2000           3,202,302           370,493         3,312,180

Tax-Free Money Fund
Year Ended May 31, 2002        $    172,257        $   25,503       $   106,675
Year Ended May 31, 2001             185,192            26,667           121,077
Year Ended May 31, 2000             207,298            28,657           123,690

U.S. Government Money Fund
Year Ended May 31, 2002        $    468,392        $   52,155       $   328,425
Year Ended May 31, 2001             388,163            44,935           331,882
Year Ended May 31, 2000             432,748            48,947           391,337

Class A
Cash Reserves Fund
Year Ended May 31, 2002        $      1,299        $      159       $       783
Period Ended May 31, 2001(1)            112                13               251

Class B
Cash Reserves Fund
Year Ended May 31, 2002        $      1,453        $      177       $       387
Period Ended May 31, 2001(1)             65                 7                76

Class C
Cash Reserves Fund
Year Ended May 31, 2002        $    145,814        $   17,814       $   131,786
Year Ended May 31, 2001              55,233             6,561            26,415
Period Ended May 31, 2000(2)          4,442               519               592

(1) For the period August 25, 2000, commencement of the sale of Class A and Class B shares, through May 31, 2001.

(2) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the Interested Directors. For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.


Independent Directors

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director
Fred A. Deering                   Vice Chairman of     Formerly, Chairman of the      49
(3),(4),(8),(9),(10)              the Board            Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and
                                                       First ING Life Insurance
                                                       Company of New York.
                                                       Formerly, Trustee of
                                                       INVESCO Global Health
                                                       Sciences Fund.

Victor L. Andrews, Ph.D.          Director             Professor Emeritus, Chairman   49            Director of The
(5),(7),(11),(12)                                      Emeritus and Chairman and                    Sheffield Funds,
34 Seawatch Drive                                      CFO of the Roundtable of                     Inc.
Savannah, Georgia                                      the Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Bob R. Baker                      Director             Consultant (2000 to present).  49
(4),(5),(6),(10),(11),(12)                             Formerly, President and Chief
37 Castle Pines Dr. N.                                 Executive Officer (1988 to
Castle Rock, Colorado                                  2000) of AMC Cancer Research
Age:  66                                               Center, Denver, Colorado;
                                                       until mid-December 1988, Vice
                                                       Chairman of the Board of First
                                                       Columbia Financial
                                                       Corporation, Englewood,
                                                       Colorado; formerly, Chairman
                                                       of the Board and Chief
                                                       Executive Officer of First
                                                       Columbia Financial
                                                       Corporation.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Lawrence H. Budner                Director             Trust Consultant. Formerly,    49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas,
Age:  72                                               Texas.

James T. Bunch(5),(6),(10)       Director (since       Principal and Founder of       49
3600 Republic Plaza              2000)                 Green, Manning & Bunch Ltd.,
370 Seventeenth Street                                 Denver, Colorado (1988 to
Denver, Colorado                                       present); Director and
Age:  59                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; and Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation. Formerly,
                                                       General Counsel and
                                                       Director of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman and
                                                       Managing Partner of Davis,
                                                       Graham & Stubbs, Denver,
                                                       Colorado.

Gerald J. Lewis(3),(7),(8)        Director (since      Chairman of Lawsuit            49            Director of General
701 "B" Street                    2000)                Resolution Services, San                     Chemical Group,
Suite 2100                                             Diego, California (1987 to                   Inc., Hampdon, New
San Diego, California                                  present). Formerly, Associate                Hampshire (1996 to
Age:  69                                               Justice of the California                    present). Director
                                                       Court of Appeals; and Of                     of Wheelabrator
                                                       Counsel, Latham & Watkins,                   Technologies, Inc.,
                                                       San Diego, California (1987                  Fisher Scientific,
                                                       to 1997).                                    Inc., Henley
                                                                                                    Manufacturing, Inc.,
                                                                                                    and California
                                                                                                    Coastal Properties,
                                                                                                    Inc.

John W. McIntyre (3),(4),(6),(8)  Director             Retired. Trustee of Gables     49
7 Piedmont Center                                      Residential Trust; Trustee
Suite 100                                              and Chairman of the J.M.
Atlanta, Georgia                                       Tull Charitable Foundation;
Age: 72                                                Director of Kaiser Founda
                                                       tion Health Plans of Geor-
                                                       gia, Inc. Formerly, Vice
                                                       Chairman of the Board of
                                                       Directors of The Citizens
                                                       and Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Larry Soll, Ph.D.                 Director (since      Retired.  Formerly, Chairman   49            Director of Synergen
(5),(7),(10),(11),(12)            1997)                of the Board (1987 to 1994),                 since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                in 1982; Director
Boulder, Colorado                                      to 1989 and 1993 to 1994),                   of Isis
Age:  60                                               and President (1982 to 1989)                 Pharmaceuticals,
                                                       of Synergen Inc.; and                        Inc.
                                                       formerly, Trustee of INVESCO
                                                       Global Health Sciences Fund.

Interested Directors and Officers.

These directors are "interested persons" of the Company as defined in the 1940 Act. Messrs. Cunningham, Healey, and Williamson are interested persons by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director
Mark H. Williamson (4),(12)       President (1998-     Chief Executive Officer,       49            Chairman of the Board
4350 South Monaco Street          2001), Chief         Managed Products Division,                   of INVESCO Funds
Denver, Colorado                  Executive Officer    AMVESCAP PLC (2001 to                        Group, Inc. and
Age:  51                          (1998 to present)    present); Chief Executive                    INVESCO Distributors,
                                  and Chairman of      Officer of INVESCO Funds                     Inc.
                                  the Board (since     Group, Inc.; and Chief
                                  1999)                Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham             Vice President and   President and Chief            49            Director of INVESCO
4350 South Monaco Street          Director (since      Operating Officer of INVESCO                 Funds Group, Inc.
Denver, Colorado                  2001)                Funds Group, Inc.; President                 and INVESCO
Age: 51                                                of INVESCO Distributors, Inc.                Distributors, Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Richard W. Healey                 Director (since      Senior Vice President of       45            Director of INVESCO
4350 South Monaco Street          2000)                INVESCO Funds Group, Inc.;                   Funds Group, Inc.
Denver, Colorado                                       Senior Vice President of                     and INVESCO
Age:  48                                               INVESCO Distributors, Inc.                   Distributors, Inc.
                                                       Formerly, Senior Vice
                                                       President of GT Global
                                                       - North America (1996 to
                                                       1998) and The Boston
                                                       Company (1993 to 1996).


Name, Address, and Age            Position(s) Held     Principal Occupation(s)        Number of     Other Directorships
                                  With Company, Term   During Past Five               Funds in the  Held by Director
                                  of Office(1) and     Years(2)                       Fund Complex
                                  Length of Time                                      Overseen by
                                  Served(2)                                           Director

Glen A. Payne                     Secretary            Senior Vice President,
4350 South Monaco Street                               General Counsel and
Denver, Colorado                                       Secretary of INVESCO Funds
Age:  55                                               Group, Inc.; Senior Vice
                                                       President, Secretary and
                                                       General Counsel of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Secretary of INVESCO Global
                                                       Health Sciences Fund; General
                                                       Counsel of INVESCO Trust
                                                       Company (1989 to 1998); and
                                                       employee of a U.S. regulatory
                                                       agency, Washington, D.C.
                                                       (1973 to 1989).

Ronald L. Grooms                  Chief Accounting     Senior Vice President and                    Director of INVESCO
4350 South Monaco Street          Officer, Chief       Treasurer of INVESCO Funds                   Funds Group, Inc.
Denver, Colorado                  Financial Officer    Group, Inc.; and Senior Vice                 and INVESCO
Age:  55                          and Treasurer        President and Treasurer of                   Distributors, Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.            Assistant            Senior Vice President and                    Director of INVESCO
4350 South Monaco Street          Secretary            Assistant Secretary of                       Funds Group, Inc.
Denver, Colorado                                       INVESCO Funds Group, Inc.;                   and INVESCO
Age:  46                                               and Senior Vice President                    Distributors, Inc.
                                                       and Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                    Assistant            Vice President and Assistant
4350 South Monaco Street          Treasurer            Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President
                                                       (1996 to 1997).

Tane' T. Tyler                    Assistant            Vice President and Assistant
4350 South Monaco Street          Secretary            General Counsel of INVESCO
Denver, Colorado                  (since 2002)         Funds Group, Inc.
Age: 37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended May 31, 2002, the legal committee met 4 times, the compensation committee met 3 times, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended May 31, 2002, the nominating committee met one time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

-----------------------------------------------------------------------------------------------------------------
Director                  Dollar Range of Equity Securities Owned in                 Aggregate Dollar Range
                          Each Fund(1)                                               of Equity Securities in
                                                                                     All Registered Investment
                                                                                     Companies Overseen by
                                                                                     the director in the
                                                                                     INVESCO Funds Complex(1)
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------
Fred A. Deering           INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
Victor L. Andrews         INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
Bob R. Baker              INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
Lawrence H. Budner        INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
Director                  Dollar Range of Equity Securities Owned in                 Aggregate Dollar Range
                          Each Fund(1)                                               of Equity Securities in
                                                                                     All Registered Investment
                                                                                     Companies Overseen by
                                                                                     the director in the
                                                                                     INVESCO Funds Complex(1)
-----------------------------------------------------------------------------------------------------------------
James T. Bunch            INVESCO Cash Reserves Fund             $10,001-$50,000     $10,001-$50,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
Gerald J. Lewis           INVESCO Cash Reserves Fund                  $1-$10,000     $50,001-$100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
John W. McIntyre          INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
Larry Soll                INVESCO Cash Reserves Fund                  $1-$10,000     Over $100,000
                          INVESCO Tax-Free Money Fund                 $1-$10,000
                          INVESCO U.S. Government Money Fund          $1-$10,000
-----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------
Mark H. Williamson        INVESCO Cash Reserves Fund                        None     Over $100,000
                          INVESCO Tax-Free Money Fund                       None
                          INVESCO U.S. Government Money Fund                None
-----------------------------------------------------------------------------------------------------------------
Raymond R. Cunningham     INVESCO Cash Reserves Fund                        None     Over $100,000
                          INVESCO Tax-Free Money Fund                       None
                          INVESCO U.S. Government Money Fund                None
-----------------------------------------------------------------------------------------------------------------
Richard Healey            INVESCO Cash Reserves Fund                        None     Over $100,000
                          INVESCO Tax-Free Money Fund                       None
                          INVESCO U.S. Government Money Fund                None
-----------------------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate        Benefits     Estimated      Total Compen-
and Position          Compensation     Accrued As   Annual         sation From
                      From Company(1)  Part of      Benefits Upon  INVESCO Com-
                                       Company      Retirement(3)  plex Paid To
                                       Expenses(2)                 Directors(6)
--------------------------------------------------------------------------------
Fred A. Deering, Vice
Chairman of the Board   $5,798           $1,568       $1,914       $116,000
--------------------------------------------------------------------------------
Victor L. Andrews        5,406            1,396        1,758         99,700
--------------------------------------------------------------------------------
Bob R. Baker             5,618              959        1,758        102,700
--------------------------------------------------------------------------------
Lawrence H. Budner       5,308            1,396        1,758         98,700
--------------------------------------------------------------------------------
James T. Bunch           5,146                0            0         92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)        6,493                0            0         94,850
--------------------------------------------------------------------------------
Gerald J. Lewis          5,212                0            0         95,350
--------------------------------------------------------------------------------
John W. McIntyre         5,467            1,396        1,758        117,050
--------------------------------------------------------------------------------
Larry Soll               5,321                0            0        111,900
--------------------------------------------------------------------------------
Total                  $49,769           $6,715       $8,946       $928,600
--------------------------------------------------------------------------------
% of Net Assets        0.0041%(5)        0.0006%(5)                  0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.


(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4)   Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5)   Total as a percentage of the Company's net assets as of May 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Cunningham, Healey, and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of the age of 72 by a Qualified Director who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former Director Daniel D. Chabris as of October 1, 1998 and to former Director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares.

INVESTOR CLASS
--------------

Cash Reserves Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Security Trust Co.                   Beneficial                 7.69%
Heidi Omni Acct.
2390 E. Camelback Rd. Ste. 240
Phoenix, AZ 85016-3474
--------------------------------------------------------------------------------

Tax Free Money Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
McDonald Investments Inc. FBO        Beneficial                 8.80%
88567401
4900 Tiedeman Road
Brooklyn, Ohio 44144-2338
--------------------------------------------------------------------------------

U.S. Government Money Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

CLASS A
-------

Cash Reserves Fund
--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Dean Witter For The Benefit Of       Beneficial                 44.30%
Hickory Notch
P.O. Box 250 Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------
Salomon Smith Barney Inc.            Beneficial                 10.15%
00131522666
333 West 34th St. - 3rd Floor
New York, NY 10001
--------------------------------------------------------------------------------
Painewebber For The Benefit Of       Beneficial                 6.37%
Patricia Van Busch TTEE
Patricia Van Busch Rev Trust
2333 Brickell Ave. Apt. 1802
Miami, Fl 33129-2114
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust IRA           Beneficial                 6.09%
Thomas R. Samuelson
193 Country Club Dr.
Castle Rock, CO 80104-3461
--------------------------------------------------------------------------------

CLASS B
-------

Cash Reserves Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
National Investor Services FBO       Beneficial                 36.34%
822-13195-21
55 Water Street, 32nd Floor
New York, NY 10041-0028
--------------------------------------------------------------------------------
Dean Witter For The Benefit Of       Beneficial                 13.22%
Kara Berklich & Ben Weber JT Ten
P.O. Box 250 Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)
================================================================================
Marylee M. Schmidt                   Beneficial                 8.33%
- TOD On File
P.O. Box 021643
Juneau, AK 99802-1643
--------------------------------------------------------------------------------
Ron D. Nisbet                        Beneficial                 7.19%
Becky G. Nisbet JT WROS
134 Camelot Dr.
Huntington, WV 25701-5305
--------------------------------------------------------------------------------
National Investor Services FBO       Beneficial                 7.16%
383-00807-13
55 Water Street, 32nd Floor
New York, NY 10041-0028
--------------------------------------------------------------------------------
Dean Witter Reynolds Cust            Beneficial                 7.10%
FBO Maria T. Debastos
IRA 3/23/01
45 West Ohio Ave.
Dunes, NJ 08008
--------------------------------------------------------------------------------

CLASS C
-------
Cash Reserves Fund

--------------------------------------------------------------------------------
     Name and Address                Basis of Ownership         Percentage Owned
                                     (Record/Beneficial)

================================================================================
None
--------------------------------------------------------------------------------

As of September 16, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of Cash Reserves and U.S. Government Money Funds' outstanding shares and less than 2% of Tax-Free Money Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (the "Plans"), which have been adopted by Cash Reserves Fund - Classes A, B and C pursuant to Rule 12b-1 under the 1940 Act.

CLASS A (CASH RESERVES FUND ONLY). The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of Cash Reserves Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period that Class A shares of Cash Reserves Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to Class A shares of Cash Reserves Fund.

CLASS B (CASH RESERVES FUND ONLY). The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Cash Reserves Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, Cash Reserves Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of Cash Reserves Fund.

CLASS C (CASH RESERVES FUND ONLY). The Company has also adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of Cash Reserves Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class C shares of Cash Reserves Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of Cash Reserves Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

During the periods outlined in the table below, the Cash Reserves Fund made payments to IDI under the Class A, Class B, and Class C Plans in the following amounts:

                                       CLASS A         CLASS B         CLASS C

Year Ended May 31, 2002                $1,001          $3,472          $393,535
Period Ended May 31, 2001              $  102          $  117          $126,562

In addition, during the periods outlined in the table below, the following additional distribution accruals had been incurred by the Cash Reserves Fund and will be paid during the fiscal year ended May 31, 2003:

                                       CLASS A         CLASS B         CLASS C

Year Ended May 31, 2002                $  196          $  347          $ 34,473
Period Ended May 31, 2001                 N/A          $   57          $ 22,122

For the fiscal year ended May 31, 2002, allocation of Rule 12b-1 amounts paid by the Cash Reserves Fund for the following categories of expenses were:

                                       CLASS A         CLASS B         CLASS C

Advertising                            $    0          $    0          $      0
Sales, literature, printing,
  and postage                          $    0          $    0          $      0
Public relations/promotion             $    0          $    0          $      0
Compensation to securities
  dealers and other organizations      $1,001          $3,472          $393,535
Marketing personnel                    $    0          $    0          $      0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to Cash Reserves Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

DEALER CONCESSIONS (CLASS A, B, AND C ONLY)

IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

In addition to amounts paid to dealers as a dealer concession, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of INVESCO Cash Reserves Fund during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of Cash Reserves Fund's shares or the amount the Fund will receive as proceeds from such sales. Dealers may not use sales of Cash Reserves Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

PURCHASES AT NET ASSET VALUE. Purchases of shares of Cash Reserves Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; or (c) a merger, consolidation, or acquisition of assets of a fund.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, and C Prospectus for Cash Reserves Fund, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a particular INVESCO Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free roll-overs or transfers of assets to another plan of the type described above invested in Class B or Class C shares of Cash Reserves Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by Cash Reserves Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

Information concerning redemption of Fund shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of a Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to a Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Fund at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of a Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2002, 2001, and 2000. For the fiscal years ended May 31, 2002, 2001, and 2000, brokers providing research services received $0, $0, and $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amounts of such portfolio transactions were $0, $0, and $0, respectively. Commissions totaling $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended May 31, 2002, 2001, and 2000, respectively.

At May 31, 2002, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
Fund                      Broker or Dealer                   Value of Securities
                                                               at May 31, 2002
================================================================================
Cash Reserves             State Street Bank and Trust          $253,605,559
--------------------------------------------------------------------------------
                          General Electric Capital Services    $ 49,834,847
--------------------------------------------------------------------------------
                          Goldman Sachs Group                  $ 40,000,000
--------------------------------------------------------------------------------
                          Credit Suisse First Boston           $ 24,977,123
--------------------------------------------------------------------------------
Tax-Free Money            State Street Bank and Trust          $    179,253
--------------------------------------------------------------------------------
U.S. Government Money     State Street Bank and Trust          $  9,096,367
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to twenty billion shares of common stock with a par value of $0.01 per share. As of August 31, 2002, the following shares of each Fund were outstanding:

         Cash Reserves Fund - Investor Class                1,075,195,535
         Cash Reserves Fund - Class A                           1,696,374
         Cash Reserves Fund - Class B                             534,478
         Cash Reserves Fund - Class C                          24,795,015
         Tax-Free Money Fund - Investor Class                  34,121,264
         U.S. Government Money Fund - Investor Class           80,971,833

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class shares and Class A, Class B, and Class C shares of Cash Reserves Fund will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. Other than the automatic conversion of Class B Shares to Class A shares of Cash Reserves Fund, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Free Money Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception). Most advertisements of the Cash Reserves Fund will disclose the applicable CDSC imposed on redemptions of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the applicable CDSC, such advertisement will disclose that the CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A, Class B, and Class C shares of Cash Reserves Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. A 1% CDSC may be charged on redemptions of Class A shares held eighteen months or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking Cash Reserves Fund's Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2002, Cash Reserves Fund's current and effective yields for Investor Class shares were 1.08% and 1.09%, respectively; Cash Reserves Fund's current and effective yields for Class A shares were 0.73% and 0.73%, respectively; Cash Reserves Fund's current and effective yields for Class B shares were 0.73% and 0.73%, respectively; Cash Reserves Fund's current and effective yields for Class C shares were 0.70% and 0.71%, respectively; Tax-Free Money Fund's current and effective yields were 0.74% and 0.74%, respectively; and U.S. Government Money Fund's current and effective yields were 0.97% and 0.98%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 2002 was:

                                                                   10 Years or
Name of Fund                                   1 Year   5 Years  Since Inception
------------                                   ------   -------  ---------------
Cash Reserves Fund - Investor Class             1.76%     4.24%     4.08%
Cash Reserves Fund - Class A                    1.32%     N/A       2.12%(1)
Cash Reserves Fund - Class B (Including CDSC)  (3.93%)    N/A       0.03%(1)
Cash Reserves Fund - Class C (Including CDSC)  (0.04%)    N/A       2.94%(2)
Tax-Free Money Fund - Investor Class            1.22%     2.59%     2.57%
U.S. Government Money Fund - Investor Class     1.67%     4.14%     3.99%

(1) Class A and Class B shares commenced operations August 25, 2000.

(2) Class C shares commenced operations February 15, 2000.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:            P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

To obtain a Fund's current and effective 7-day yield information, please call INVESCO at 1-800-525-8085.

The standard formula for calculating current yield is as follows:

                             (V - V
                               1   0)
                         Y =  -------   x 365/7
                                 V
                                  0

where:                  Y = current yield
                        V
                         0 = the value of a hypothetical pre-existing account
                             having a balance of one share at the beginning of a stated seven-day period
                        V
                         1 = the value of such an account at the end of the
                             stated period

The standard formula for calculating effective yield is as follows:

                                     365/7
                        EY = [(Y + 1)     ] - 1

where:                  EY = effective yield
                        Y = current yield, as determined above

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

     Fund                                 Lipper Mutual Fund Category
     ----                                 ---------------------------
     Cash Reserve Fund                    Money Market Funds
     Tax-Free Money Fund                  Tax-Exempt Money Market Funds
     U.S. Government Money Fund           U.S. Government Money Market Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
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WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2002 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.'s Annual Report to Shareholders dated May 31, 2002.

                                   APPENDIX A

     Some of the terms used in the Statement of Additional Information are described below.

     BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

     MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

     COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

     MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

     PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

     REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

     SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

     TAX   ANTICIPATION   NOTES  are  to  finance   working   capital  needs  of
municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

     TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

     U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

     The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2, and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

     MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     S&P ratings for short-term notes are as follows:

     SP-1 -- Very strong capacity to pay principal and interest.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.

A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

     DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality), or P-3 (High Quality).

     DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C. OTHER INFORMATION

ITEM 23.     EXHIBITS

                  (a)  Articles of Incorporation.(1)

                       (1) Articles of Amendment to Articles of Incorporation filed December 2, 1999.(4)

                       (2) Articles of Amendment to Articles of Incorporation filed May 17, 2000.(5)

                       (3) Certificate of Correction to the Articles of Amendment filed December 2, 1999 (filed herewith).

                       (4) Certificate of Correction to the Articles of Amendment filed May 17, 2000 (filed herewith).

                  (b)  Bylaws.(1)

                  (c)  Not applicable.

                  (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(1)

                       (1) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and AIM Capital Management, Inc. dated March 1, 2002.(7)

                  (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5,
                       2001, October 19, 2001, March 29, 2002, April 30, 2002,
                       July 31, 2002, and August 30, 2002 (filed herewith).

                  (f) Retirement Plan for Non-Interested Directors as amended October 30, 2001.(7)

                  (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, May 10, 2002, July 31,
                       2002, and August 30, 2002 (filed herewith).

                  (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000,
                       November 29, 2000, May 15, 2001, September 28, 2001,
                       October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, and August 30, 2002 (filed herewith).

                       (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
                       2001, October 5, 2001, October 19, 2001, March 29, 2002,
                       April 30, 2002, July 31, 2002, and August 30,2002 (filed
                       herewith).

                  (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated September 20, 2002 (filed herewith).

                  (j)  Consent of Independent Accountants (filed herewith).

                  (k)  Not applicable.

                  (l)  Not Applicable.

                  (m)  (1)  Master Distribution Plan and Agreement adopted
                            pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15,
                            2001, September 28, 2001, March 29, 2002, July 31,
                            2002, and August 30, 2002 with respect to INVESCO Cash Reserves Fund's Class A shares (filed herewith).

                       (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000 as amended November 8, 2000, November 29, 2000, May 15, 2001,
                            September 28, 2001, March 29, 2002, July 31, 2002,
                            and August 30, 2002 with respect to INVESCO Cash Reserves Fund's Class B shares (filed herewith).

                       (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October
                            19, 2001, March 29, 2002, July 31, 2002, and August
                            30, 2002 with respect to INVESCO Cash Reserves Fund's Class C shares (filed herewith).

                  (n)  Not Applicable.

                  (o) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Cash Reserves Fund adopted by the Board of Directors October 30, 2001.(7)

                  (p)  Code of Ethics Pursuant to Rule 17j-1.(6)

(1) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997 and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on September 28, 1998 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on July 28, 1999 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on January 28, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on May 30, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on July 28, 2000 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on July 25, 2002 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.     INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                                 Position with         Principal Occupation and
Name                                Adviser              Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson               Chairman & Officer    Chairman of the Board &
                                                       Chief Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham            Officer & Director    President & Chief
                                                       Operating Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stacie L. Cowell                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.           Officer & Director    Senior Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg                Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms                 Officer & Director    Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey                Officer & Director    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston             Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler              Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                  Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller                Officer & Director    Senior Vice President &
                                                       Chief Investment Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Laura M. Parsons                 Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                    Officer               Senior Vice President,
                                                       Secretary &
                                                       General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                     Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                   Officer               Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                     Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman               Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Daniel R. Chambers               Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                    Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Delta L. Donohue                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie             Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                    Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joseph J. Klauzer                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick               Officer               Vice President & Chief
                                                       Compliance Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.           Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer       Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dean C. Phillips                 Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                   Officer               Vice President &
                                                       Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers                Officer               Vice President
                                                       INVESCO Funds Group, Inc
                                                       4350 South Monaco Street.
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan                Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp                  Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka              Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street.
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                   OfficeR               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                   Officer               Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas R. Wald                   Officer               Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                     Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                   Officer                Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Michael D. Legoski              Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Craig J. St. Thomas             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Eric S. Sauer                   Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus              Officer                Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.     (a)  PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Manager Series Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.
             (b)

                                Positions and             Positions and
Name and Principal              Offices with              Offices with
Business Address                Underwriter               the Company
----------------                -----------               -----------

Raymond R. Cunningham           President &               Vice President and
4350 South Monaco Street        Director                  Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice               Assistant Secretary
4350 South Monaco Street        President, Asst.
Denver, CO  80237               Secretary & Director

Ronald L. Grooms                Senior Vice               Treasurer &
4350 South Monaco Street        President,                Chief Financial and
Denver, CO  80237               Treasurer &               Accounting Officer
                                Director

Richard W. Healey               Senior Vice               Director
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice               Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary       Assistant Secretary
4350 South Monaco Street
Denver, CO  80237

Mark H. Williamson              Chairman of the Board     Chairman of the Board,
4350 South Monaco Street        & Chief Executive         President & Chief
Denver, CO 80237                Officer                   Executive Off.

             (c)     Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             Mark H. Williamson
             4350 South Monaco Street
             Denver, CO  80237

ITEM 29.     MANAGEMENT SERVICES

             Not applicable.

ITEM 30.     UNDERTAKINGS

             Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 20th day of September, 2002.

Attest:                                         INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                               /s/ Mark H. Williamson
-------------------------------                  -------------------------------
Glen A. Payne, Secretary                        Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Mark H. Williamson                             /s/ Lawrence H. Budner*
-------------------------------                  -----------------------------
Mark H. Williamson, President &                  Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                             /s/ John W. McIntyre*
----------------------------                     -----------------------------
Ronald L. Grooms, Treasurer                      John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                           /s/ Richard W. Healey*
-------------------------------                  -----------------------------
Victor L. Andrews, Director                      Richard W. Healey, Director

/s/ Bob R. Baker*                                /s/ Fred A. Deering*
-------------------------------                  -----------------------------
Bob R. Baker, Director                           Fred A. Deering, Director

/s/ James T. Bunch*                              /s/ Larry Soll*
-------------------------------                  -----------------------------
James T. Bunch, Director                         Larry Soll, Director

/s/ Raymond R. Cunningham*                       /s/ Gerald J. Lewis*
--------------------------------                 -----------------------------
Raymond R. Cunningham, Director                  Gerald J. Lewis, Director


By _____________________________                 By /s/ Glen A. Payne
Edward F. O'Keefe                                -----------------------------
Attorney in Fact                                 Glen A. Payne
                                                 Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995,
July 30, 1997, September 28, 1998, May 30, 2000, and July 23, 2001,
respectively.

                                  Exhibit Index

                                                          Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------

   a(3)                                                         88
   a(4)                                                         94
   e                                                            99
   g                                                           109
   h(1)                                                        164
   h(2)                                                        182
   i                                                           190
   j                                                           191
   m(1)                                                        192
   m(2)                                                        201
   m(3)                                                        217